Accounts payable (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade creditors	5,001	5,680
Factors or other financial institutions for borrowings	-	27
Accounts payable to underwriters, promoters, and employees	1,071	792
Other accounts payable	663	757
Total accounts payable	6,735	7,256

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade creditors	5,680	4,467
Factors or other financial institutions for borrowings	27	178
Accounts payable to underwriters, promoters, and employees	792	945
Other accounts payable	757	1,144
Total accounts payable	7,256	6,734